Fair Value Measurements of Financial Instruments - Summary of Financial Assets and Liabilities That Measure at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Assets
Cash equivalents - money market funds	$ 9.3	$ 5.9	$ 5.4
Liabilities
Interest rate swaps	1.3	23.3	42.2
Level 1
Assets
Cash equivalents - money market funds	9.3	5.9	5.4
Liabilities
Interest rate swaps	0	0
Level 2
Assets
Cash equivalents - money market funds	0	0
Liabilities
Interest rate swaps	1.3	23.3	42.2
Level 3
Assets
Cash equivalents - money market funds	0	0
Liabilities
Interest rate swaps	$ 0	$ 0